Provisions for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Loan and credit commitments
Recoveries	$ (90)	$ (63)	$ (128)
Impairment charges/(benefits)	362	258	390
Loans and credit commitments
Loan and credit commitments
Business activity during the year	192	59	54
Net remeasurement of provision for ECL	258	$ 262	463
Debt Securities | Amortised cost
Loan and credit commitments
Impairment charges for debt securities at amortised cost	1
Debt Securities | FVOCI
Loan and credit commitments
Impairment charges for debt securities at FVOCI	$ 1		$ 1